Stock-based Compensation - Summary of RSAs Activity (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average fair value, granted | $ / shares	$ 8.78
Weighted average fair value, ending balance | $ / shares	$ 8.78
Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares	5,129,222
Number of shares, ending balance | shares	5,129,222